Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Detail)	12 Months Ended
Dec. 31, 2017 £ / shares
United Kingdom [member] | Offshore Europe (Management) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Offshore Europe (Management) Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Offshore Europe Partnership [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Offshore Europe Partnership
Percentage of undertaking	50.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | OPG One Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	OPG 1 Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Oxford Spires Management Co; Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Oxford Spires Management Co; Ltd
Percentage of undertaking	55.00%
Reg Office	40 Kimbolton Road, Bedford, England, MK40 2NR
United Kingdom [member] | Peopletracer Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Peopletracer Limited
Percentage of undertaking	100.00%
Reg Office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Prean Holdings Ltd [member] | Deferred ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Prean Holdings Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE (IDM) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (IDM) LIMITED
Percentage of undertaking	100.00%
United Kingdom [member] | RE (IDM) Ltd [member] | Cumulative redeemable preference shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (IDM) LIMITED
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | RE (IDM) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (IDM) LIMITED
Percentage of undertaking	100.00%
United Kingdom [member] | RE (SEG) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (SEG) Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE (SEG) Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (SEG) Limited
Percentage of undertaking	100.00%
United Kingdom [member] | RE (SEG) Ltd [member] | Preferred Ordinary [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (SEG) Limited
Percentage of undertaking	100.00%
United Kingdom [member] | RE (SEL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (SEL) Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE (SOE) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (SOE) Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | RE Directors (No.1) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE Directors (No.1) Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE Directors (No.2) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE Directors (No.2) Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RE Secretaries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE Secretaries Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed All Energy Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed All-Energy Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Business Information (Holdings) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business Information (Holdings) Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Business Information Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business Information Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Consumer Books Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Consumer Books Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Elsevier (UIG) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier (UIG) Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Elsevier Pension Investment Management Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Pension Investment Management Limited
Percentage of undertaking	100.00%
Reg Office	1- 3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Elsevier Pension Trustee Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Pension Trustee Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Events Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Exhibitions Ltd [member] | Deferred ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Healthcare Communications Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Healthcare Communications Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Reed Midem Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Midem Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Reed Nominees Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Nominees Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Overseas Corporation Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Overseas Corporation Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Reed Publishing Corporation Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Publishing Corporation Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Accuity Solutions Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Solutions Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Accuity Solutions UK Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Solutions UK Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Adaptris Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Adaptris Group Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Adaptris Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Adaptris Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Ascend Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Holdings Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Ascend Worldwide Group Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Worldwide Group Holdings Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Ascend Worldwide Group Holdings Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Worldwide Group Holdings Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Ascend Worldwide Group Holdings Ltd [member] | Class C ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Worldwide Group Holdings Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Ascend Worldwide Group Holdings Ltd [member] | Class D ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Worldwide Group Holdings Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Ascend Worldwide Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Worldwide Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Avenue Exhibitions Ltd [member] | Non-voting, ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Avenue Exhibitions Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Axxia Systems Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Axxia Systems Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Axxia Systems Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Axxia Systems Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Berrows Pension Trustees Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Berrows Pension Trustees Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Bluegrill Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Bluegrill Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Bradfield Brett Holdings Ltd [member] | Seven point five preferred income shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Bradfield Brett Holdings Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
Dividend per share	£ 0.075
United Kingdom [member] | Bradfield, Brett and Company Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Bradfield, Brett & Company Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Overseas) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworth & Co. (Overseas) Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworth & Co. (Publishers) Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworth & Co. (Publishers) Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Butterworth and Co. (Publishers) Ltd [member] | Four point five cumulative preference shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworth & Co. (Publishers) Limited
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
Dividend per share	£ 0.045
United Kingdom [member] | Butterworths Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Butterworths Limited
Percentage of undertaking	100.00%
Reg Office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Cordery Compliance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Cordery Compliance Limited
Percentage of undertaking	72.00%
Reg Office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Cordery Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Cordery Limited
Percentage of undertaking	72.00%
Reg Office	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
United Kingdom [member] | Crediva Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Crediva Limited
Percentage of undertaking	100.00%
Reg Office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | DBT Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	DBT Limited
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Dew Events Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Dew Events Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Drayton Legal Recoveries Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Drayton Legal Recoveries Limited
Percentage of undertaking	100.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | E & P Events LLP [member]
Disclosure of transactions between related parties [line items]
Company Name	E & P Events LLP
Percentage of undertaking	50.00%
Reg Office	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
United Kingdom [member] | Elsevier Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Limited
Percentage of undertaking	100.00%
Reg Office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Elsevier Life Sciences IP Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Life Sciences IP Ltd
Percentage of undertaking	100.00%
Reg Office	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
United Kingdom [member] | Everyform Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Everyform Limited
Percentage of undertaking	100.00%
Reg Office	c/o RELX (UK) Limited, Butterworths Limited, 4 Hill Street, Edinburgh, EH2 3JZ, Scotland
United Kingdom [member] | Everyform Ltd [member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Everyform Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Everyform Ltd [member] | Class C ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Everyform Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Everyform Ltd [member] | Class D ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Everyform Limited
Percentage of undertaking	100.00%
United Kingdom [member] | Fircosoft Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fircosoft Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | First four farming Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	First 4 Farming Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Formpart (EPL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Formpart (EPL) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Formpart (EPS) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Formpart (EPS) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Formpart (MDL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Formpart (MDL) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Formpart (PDL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Formpart (PDL) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Formpart (SFL) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Formpart (SFL) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Gamermania Ltd [member]
Disclosure of transactions between related parties [line items]
Company Name	Gamermania Ltd
Percentage of undertaking	100.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | George Philip Holdings Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Percentage of undertaking	100.00%
United Kingdom [member] | George Philip Holdings Ltd [member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Percentage of undertaking	100.00%
United Kingdom [member] | George Philip Holdings Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Percentage of undertaking	100.00%
United Kingdom [member] | George Philip Holdings Ltd [member] | Cumulative shares [member]
Disclosure of transactions between related parties [line items]
Company Name	George Philip Holdings Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | George Philip Holdings Ltd [member] | Redeemable cumulative preference shares [member]
Disclosure of transactions between related parties [line items]
Percentage of undertaking	100.00%
United Kingdom [member] | RELX (Holdings) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (Holdings) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (Investments) plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (UK) Holdings Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (UK) Holdings Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX (UK) Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (UK) Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Finance Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Finance Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Group plc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Group plc
Percentage of undertaking	100.00%
United Kingdom [member] | RELX Group plc [member] | Class E Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Group plc
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Group plc [member] | Class R Ordinary Shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Group plc
Percentage of undertaking	100.00%
United Kingdom [member] | RELX Overseas Holdings Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Overseas Holdings Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | RELX Overseas Holdings Ltd [Member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Percentage of undertaking	100.00%
United Kingdom [member] | REV Venture Partners Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	REV Venture Partners Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Rowan Marketing Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Rowan Marketing Ltd (50%)
Percentage of undertaking	50.00%
Reg Office	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
United Kingdom [member] | Scripta Technica Ltd [Member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Scripta Technica Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Scripta Technica Ltd [Member] | Class B ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Scripta Technica Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Scripta Technica Ltd [Member] | Cumulative Preference Shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Scripta Technica Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Sharpwise Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Sharpwise Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | The Lancet Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	The Lancet Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | The Medicine Publishing Company Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	The Medicine Publishing Company Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | The Medicine Publishing Group Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	The Medicine Publishing Group Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | The Viscom Group Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	The Viscom Group Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Tolley Publishing Company Ltd [Member] | Class A ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Tolley Publishing Company Ltd
Percentage of undertaking	100.00%
Reg Office	1-3 Strand, London, WC2N 5JR, United Kingdom
United Kingdom [member] | Tracesmart Group Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Tracesmart Group Ltd
Percentage of undertaking	100.00%
Reg Office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Tracesmart Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Tracesmart Ltd
Percentage of undertaking	100.00%
Reg Office	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
United Kingdom [member] | Wunelli Ltd [Member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Wunelli Ltd
Percentage of undertaking	100.00%
Reg Office	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom
Japan [member] | Ascend Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ascend Japan KK
Percentage of undertaking	100.00%
Reg Office	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
Japan [member] | Elsevier Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg Office	Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo, 107-6029, Japan
Japan [member] | LexisNexis Japan KK [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg Office	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
Japan [member] | Reed Exhibitions Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Japan KK
Percentage of undertaking	100.00%
Reg Office	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
Japan [member] | Reed ISG Japan KK [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed ISG Japan KK
Percentage of undertaking	100.00%
Reg Office	13-12 Rokubancho, Chiyoda-ku, Tokyo, JAPAN
Korea (South) [member] | Elsevier Korea LLC [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg Office	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Korea, Republic of
Korea (South) [member] | Lexis Nexis Legal And Professional Service Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Legal and Professional Service Korea Ltd
Percentage of undertaking	100.00%
Reg Office	206 Noksapyeong-daero, Yongsan-gu, Seoel, Korea, Republic of
Korea (South) [member] | Reed Exhibitions Korea Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Korea Limited
Percentage of undertaking	100.00%
Reg Office	“Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729, Republic of Korea”
Korea (South) [member] | Reed Exporum Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exporum Ltd
Percentage of undertaking	60.00%
Reg Office	1324 Block A Tera Tower II, 201, Songpa-daero, Songpa-gu, Seoul, 05854
Korea (South) [member] | Reed K. Fairs Ltd seventy percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed K. Fairs Limited
Percentage of undertaking	70.00%
Reg Office	“Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729, Republic of Korea”
Luxembourg [member] | Fircosoft luxembourg sarl [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	FIRCOSOFT Luxembourg Sarl
Percentage of undertaking	100.00%
Reg Office	Bloc B 19-21, Route d’Arlon, L-8009 Strassen, Luxembourg
Malaysia [member] | LexisNexis Malaysia Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg Office	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia.
Malaysia [member] | Reed Exhibitions Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Sdn Bhd
Percentage of undertaking	100.00%
Reg Office	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia.
Malaysia [member] | TJ Ventures Sdn Bhd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	TJ Ventures Sdn Bhd
Percentage of undertaking	100.00%
Reg Office	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia.
Mexico. | Masson-Doyma Mexico, S.A. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Masson-Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg Office	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad de México, México
Mexico. | Reed Exhibitions Mexico S.A. de C.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg Office	Av. Insurgentes No. 1388, Piso 8, Col. Actipan, 03230 Mexico, Mexico
Morocco [member] | Reed Exhibitions Morocco SARL [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions Morocco SARL
Percentage of undertaking	100.00%
Reg Office	Forum Bab Abdelaziz au 62, Angle Blvd. d’Anfa, 6ème étage, Apt 61, Casablanca, Morocco
New Zealand [member] | LexisNexis NZ Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis NZ Limited
Percentage of undertaking	100.00%
Reg Office	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines. | Reed Elsevier Shared Services (Philippines) Inc. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg Office	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines
Poland [member] | Elsevier sp. z.o.o. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier sp. z.o.o.
Percentage of undertaking	100.00%
Reg Office	Natpoll Building, ul. Migdalowa 4/59, 02-796, Warsaw, Poland
Russia [member] | Ecwatech Company ZAO [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Ecwatech Company ZAO
Percentage of undertaking	100.00%
Reg Office	Pokrovka Street 27, Building 1, Moscow, Russian Federation
Russia [member] | LexisNexis OOO [Member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis OOO
Percentage of undertaking	100.00%
Reg Office	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
Russia [member] | Real estate events direct [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Real Estate Events Direct OOO
Percentage of undertaking	80.00%
Reg Office	Petrozavodskaya street 28/4, Building VI, room 2, 125475, Moscow, Russian Federation
Russia [member] | Relx ooo [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX OOO
Percentage of undertaking	100.00%
Reg Office	24 Bolshaya Nikitskaya Str., bldg. 5, Moscow 125009, Russian Federation
Saudi Arabia [member] | Reed Sunaidi exhibitions fifty percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Sunaidi Exhibitions
Percentage of undertaking	50.00%
Reg Office	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia
Singapore [member] | Elsevier (Singapore) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier (Singapore) Pte Ltd
Percentage of undertaking	100.00%
Reg Office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
Singapore [member] | F4F Agriculture (Asia Pacific) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	F4F Agriculture (Asia Pacific) Pte Ltd
Percentage of undertaking	100.00%
Reg Office	16 Raffles Quay, #33-03 Hong Leong Building, Singapore, 048581, Singapore
Singapore [member] | ICIS Investment Singapore Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	ICIS Investment Singapore Pte Ltd
Percentage of undertaking	100.00%
Reg Office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
Singapore [member] | Lexis-Nexis Philippines Pte Ltd seventy five percentage [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Lexis-Nexis Philippines Pte Limited
Percentage of undertaking	75.00%
Reg Office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
Singapore [member] | Reed Business Information Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business Information Pte Ltd
Percentage of undertaking	100.00%
Reg Office	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
Singapore [member] | RE (HAPL) Pte Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RE (HAPL) Pte Ltd
Percentage of undertaking	100.00%
Reg Office	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
Singapore [member] | RELX (Singapore) Pte. Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (Singapore) Pte. Ltd.
Percentage of undertaking	100.00%
Reg Office	80 Robinson Road, #02-00, Singapore, 068898, Singapore
Singapore [member] | SAFI Asia Pte Ltd fifty percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	SAFI Asia Pte Ltd
Percentage of undertaking	50.00%
Reg Office	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
South Africa [member] | Fircosoft South Africa (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fircosoft South Africa (Pty) Ltd
Percentage of undertaking	100.00%
Reg Office	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park, Fehrsen Street, Brooklyn, Pretoria
South Africa [member] | Globalrange SA Pty Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Globalrange SA (Pty) Ltd
Percentage of undertaking	100.00%
Reg Office	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
South Africa [member] | Korbitec (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Korbitec (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LegalPerfect Software Solutions (Pty) Ltd ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LegalPerfect Software Solutions (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LexisNexis Academic (Pty) Ltd ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Academic (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LexisNexis (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | LexisNexis Risk Management (Pty) Ltd (90%) [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Management (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | Property Payment Exchange (SA) (Pty) Ltd ("Pexsa") ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Property Payment Exchange (SA) (Pty) Limited ("Pexsa")
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | RELX (Pty) Ltd. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX (Pty) Ltd.
Percentage of undertaking	100.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
South Africa [member] | Reed Exhibitions (Pty) Ltd ninety percentage [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	Thebe House, 2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Reed Exhibitions (Pty) Ltd ninety percentage [member] | Class A sharesl [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Exhibitions (Pty) Limited
Percentage of undertaking	90.00%
Reg Office	Thebe House, 2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Reed Management Pty Ltd [member] | Class A sharesl [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Management Pty Ltd
Percentage of undertaking	90.00%
Reg Office	Thebe House, 2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Thebe Reed Venue Management (Pty) Ltd [member] | Class A sharesl [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Venue Management (Pty) Limited
Percentage of undertaking	90.00%
Reg Office	Thebe House, 2nd Floor, 166 Jan Smuts Avenue, Rosebank, Johannesburg, 2196, South Africa
South Africa [member] | Winsearch Services (Pty) Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Winsearch Services (Pty) Ltd
Percentage of undertaking	90.00%
Reg Office	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
Spain [member] | Elsevier Espana, S.L. [member] | Participations shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Espana, S.L.
Percentage of undertaking	100.00%
Reg Office	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland [member] | Elsevier finance SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Finance SA
Percentage of undertaking	100.00%
Reg Office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | Fircosoft Schweiz GmbH [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Fircosoft Schweiz GmbH
Percentage of undertaking	100.00%
Reg Office	Bahnhofstrasse 100 – 8001 Zurich
Switzerland [member] | RELX intellectual properties SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Intellectual Properties SA
Percentage of undertaking	100.00%
Reg Office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | RELX risks SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Risks SA
Percentage of undertaking	100.00%
Reg Office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Switzerland [member] | RELX Swiss holdings SA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Swiss Holdings SA
Percentage of undertaking	100.00%
Reg Office	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
Taiwan [member] | Elsevier Taiwan LLC [member] | Registered capital [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg Office	Suite N-818, 8/F, Chia Hsin Cement Building, 96 Zhong Shan North Road, Section 2, Taipei, 10449, Taiwan
Thailand [member] | Reed Holding (Thailand) Co., Ltd [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Holding (Thailand) Co., Ltd
Percentage of undertaking	100.00%
Reg Office	540 Mercury Tower, 22nd Floor, Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330
Thailand [member] | Reed Tradex Company Ltd [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Tradex Company Limited
Percentage of undertaking	49.00%
Reg Office	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
Netherlands [member] | AGRM Solutions C.V. [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | Elsevier Employment Services B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Employment Services B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Business Information Solutions B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | LexisNexis Univentio B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Univentio B.V.
Percentage of undertaking	100.00%
Reg Office	Galileiweg 8, 2333 BD Leiden, Netherlands
Netherlands [member] | Reed Business B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX finance B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX holdings B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX Nederland B.V. [member] | E shares / RE shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Nederland B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX overseas B.V. [member] | E shares / RE shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Netherlands [member] | RELX US holdings (Amsterdam) B.V. [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX US Holdings (Amsterdam) B.V.
Percentage of undertaking	100.00%
Reg Office	Radarweg 29, 1043 NX Amsterdam, Netherlands
Turkey [member] | Elsevier STM Bilgi Hizmetleri Limited Sirketi [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier STM Bilgi Hizmetleri Limited ?irketi
Percentage of undertaking	100.00%
Reg Office	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Şişli-Maslak, Istanbul, Turkey
Turkey [member] | Reed Tyap Fuarcilik A.S.[member] | Class A-shares / Class B-shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Tüyap Fuarcilik A.?.
Percentage of undertaking	50.00%
Reg Office	Tuyap Fuar ve Kongre Merkezi, E – 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece, Istanbul, 34500, Turkey